Prudential Investment Portfolios 12
655 Broad Street, 17th Floor
Newark, New Jersey 07102

March 20, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Prudential Investment Portfolios 12

Post-Effective Amendment No. 45 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 42 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-42705

Investment Company Act No. 811-08565

Dear Sir or Madam:

On behalf of Prudential Investment Portfolios 12 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 45 to the Registration Statement under the 1933 Act and Amendment No. 42 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class to each of Prudential QMA Long-Short Equity Fund, Prudential Short Duration Muni High Income Fund and Prudential US Real Estate Fund (collectively, the “Funds”), designated Class Q. Each of the Funds is a series of the Trust. The Trust intends to file a subsequent post-effective amendment on or before May 19, 2017, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for the most recently effective Registration Statement adding disclosure regarding Class Q shares (the Prudential Investment Portfolios 9, Registration Statement on Form N-1A,

effective on December 28, 2016 (File No. 333-66895 and 811-09101) (the Prudential Investment Portfolios 9 Registration Statement)) as it relates to Class Q shares:

  The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;
  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

The Amendment includes substantially similar disclosure to the following sections of the Prudential Investment Portfolios 9 Registration Statement’s statement of additional information as it relates to Class Q shares:

•	“Additional Information: Description of Shares and Organization”; and
•	“Purchase, Redemption, and Pricing of Fund Shares.”

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary